Intangible Assets (Details) - Schedule of changes in intangible assets $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Intangible Assets (Details) - Schedule of changes in intangible assets [Line Items]
Intangible assets and goodwill at beginning of period		$ 91,717
Amortization for the year		15,865		$ 12,875	$ 10,496
Intangible assets and goodwill at end of period		94,111	$ 132,197	91,717
Net balance		94,111		91,717
Goodwill [Member]
Intangible Assets (Details) - Schedule of changes in intangible assets [Line Items]
Net balance	[1]	16,714		16,714
Intangible assets arising from business combinations [Member]
Intangible Assets (Details) - Schedule of changes in intangible assets [Line Items]
Net balance	[2]	16,696		16,696
Software or computer programs [Member]
Intangible Assets (Details) - Schedule of changes in intangible assets [Line Items]
Net balance		60,701		58,307
Gross Balance [Member]
Intangible Assets (Details) - Schedule of changes in intangible assets [Line Items]
Intangible assets and goodwill at beginning of period		236,474		217,931
Acquisitions		18,631		20,928
Disposals/write-downs		(387)		(1,759)
Reclassification		(16)		(276)
Impairment	[3]	(1,044)		(350)
Intangible assets and goodwill at end of period		253,658		236,474	217,931
Gross Balance [Member] | Goodwill [Member]
Intangible Assets (Details) - Schedule of changes in intangible assets [Line Items]
Intangible assets and goodwill at beginning of period	[1]	16,714		16,714
Acquisitions	[1]
Disposals/write-downs	[1]
Reclassification	[1]
Impairment	[1],[3]
Intangible assets and goodwill at end of period	[1]	16,714		16,714	16,714
Gross Balance [Member] | Intangible assets arising from business combinations [Member]
Intangible Assets (Details) - Schedule of changes in intangible assets [Line Items]
Intangible assets and goodwill at beginning of period	[2]	56,249		56,249
Acquisitions	[2]
Disposals/write-downs	[2]
Reclassification	[2]
Impairment	[2],[3]
Intangible assets and goodwill at end of period	[2]	56,249		56,249	56,249
Gross Balance [Member] | Software or computer programs [Member]
Intangible Assets (Details) - Schedule of changes in intangible assets [Line Items]
Intangible assets and goodwill at beginning of period		163,511		144,968
Acquisitions		18,631		20,928
Disposals/write-downs		(387)		(1,759)
Reclassification		(16)		(276)
Impairment	[3]	(1,044)		(350)
Intangible assets and goodwill at end of period		180,695		163,511	144,968
Accumulated Amortization [Member]
Intangible Assets (Details) - Schedule of changes in intangible assets [Line Items]
Intangible assets and goodwill at beginning of period		(144,757)		(132,460)
Amortization for the year		(15,865)		(12,875)
Disposals/write-downs		660		316
Reclassification				262
Impairment	[3]	415
Intangible assets and goodwill at end of period		(159,547)		(144,757)	(132,460)
Accumulated Amortization [Member] | Goodwill [Member]
Intangible Assets (Details) - Schedule of changes in intangible assets [Line Items]
Intangible assets and goodwill at beginning of period	[1]
Amortization for the year	[1]
Disposals/write-downs	[1]
Reclassification	[1]
Impairment	[1],[3]
Intangible assets and goodwill at end of period	[1]
Accumulated Amortization [Member] | Intangible assets arising from business combinations [Member]
Intangible Assets (Details) - Schedule of changes in intangible assets [Line Items]
Intangible assets and goodwill at beginning of period	[2]	(39,553)		(39,553)
Amortization for the year	[2]
Disposals/write-downs	[2]
Reclassification	[2]
Impairment	[2],[3]
Intangible assets and goodwill at end of period	[2]	(39,553)		(39,553)	(39,553)
Accumulated Amortization [Member] | Software or computer programs [Member]
Intangible Assets (Details) - Schedule of changes in intangible assets [Line Items]
Intangible assets and goodwill at beginning of period		(105,204)		(92,907)
Amortization for the year		(15,865)		(12,875)
Disposals/write-downs		660		316
Reclassification				262
Impairment	[3]	415
Intangible assets and goodwill at end of period		$ (119,994)		$ (105,204)	$ (92,907)

[1]	Goodwill corresponds mainly to business combination with Citibank Chile whose amount is of MCh$12,576 that represents the value of synergies to be generated in the combination process and the acquisition of know-how.
[2]	Intangible assets arising from business combinations include assets with indefinite useful lives acquired in the business combination with Citibank Chile.
[3]	See Note No. 36 Depreciation, Amortization and Impairment.